UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-6669

Name of Fund: Merrill Lynch Fundamental Growth Fund

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Fundamental Growth Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Fund, Inc.

Schedule of Investments as of November 30, 2005
                                                  Shares
Industry                                            Held    Common Stocks                                                Value
Aerospace & Defense - 3.0%                     1,296,200    Boeing Co. (e)                                        $    88,387,878
                                               1,145,400    Lockheed Martin Corp. (e)                                  69,411,240
                                                                                                                  ---------------
                                                                                                                      157,799,118

Beverages - 1.1%                                 992,700    PepsiCo, Inc.                                              58,767,840

Biotechnology - 4.3%                           1,599,100    Amgen, Inc. (a)(e)                                        129,415,163
                                               1,239,300    Genzyme Corp. (a)(e)                                       92,129,562
                                                                                                                  ---------------
                                                                                                                      221,544,725

Capital Markets - 1.4%                           819,900    Franklin Resources, Inc. (e)                               76,152,312

Chemicals - 7.7%                               1,398,500    Air Products & Chemicals, Inc.                             82,749,245
                                               2,819,600    The Dow Chemical Co.                                      127,586,900
                                               1,663,600    E.I. du Pont de Nemours & Co.                              71,118,900
                                               1,843,800    Nalco Holding Co. (a)                                      31,012,716
                                               1,861,800    Praxair, Inc. (e)                                          96,813,600
                                                                                                                  ---------------
                                                                                                                      409,281,361

Commercial Banks - 2.5%                        1,603,300    Bank of America Corp.                                      73,575,437
                                               1,959,300    U.S. Bancorp                                               59,327,604
                                                                                                                  ---------------
                                                                                                                      132,903,041

Communications Equipment - 1.7%                  992,500    Corning, Inc. (a)                                          20,098,125
                                               2,040,200    Telefonaktiebolaget LM Ericsson (b)(e)                     66,469,716
                                                                                                                  ---------------
                                                                                                                       86,567,841

Construction & Engineering - 0.3%                200,200    Fluor Corp.                                                14,834,820

Diversified Financial Services - 1.2%          1,304,700    Citigroup, Inc.                                            63,343,185

Energy Equipment & Services - 10.3%            1,415,800    Baker Hughes, Inc. (e)                                     81,196,130
                                                 776,300    Grant Prideco, Inc. (a)(e)                                 29,802,157
                                               1,899,600    Halliburton Co. (e)                                       120,909,540
                                               1,130,500    National Oilwell Varco, Inc. (a)(e)                        68,530,910
                                               1,297,100    Schlumberger Ltd. (e)                                     124,171,383
                                               1,846,000    Transocean, Inc. (a)(e)                                   117,848,640
                                                                                                                  ---------------
                                                                                                                      542,458,760

Health Care Equipment & Supplies - 7.8%        2,128,500    Alcon, Inc. (e)                                           298,415,700
                                               1,959,200    Medtronic, Inc.                                           108,872,744
                                                                                                                  ---------------
                                                                                                                      407,288,444

Health Care Providers & Services - 8.3%        1,326,000    Caremark Rx, Inc. (a)(e)                                   68,143,140
                                                 257,200    Covance, Inc. (a)                                          12,227,288
                                               1,280,300    Humana, Inc. (a)                                           58,676,149
                                                 386,500    Sierra Health Services, Inc. (a)                           30,232,030
                                               2,076,300    UnitedHealth Group, Inc.                                  124,287,318
                                               1,847,000    WellPoint, Inc. (a)                                       141,905,010
                                                                                                                  ---------------
                                                                                                                      435,470,935

Hotels, Restaurants & Leisure - 4.2%           2,993,800    Starbucks Corp. (a)(e)                                     91,161,210
                                                 223,000    Station Casinos, Inc.                                      15,462,820
                                               1,001,800    Wynn Resorts Ltd. (a)(e)                                   55,930,494
                                               1,179,100    Yum! Brands, Inc.                                          57,528,289
                                                                                                                  ---------------
                                                                                                                      220,082,813

Household Products - 2.7%                      2,487,000    Procter & Gamble Co. (e)                                  142,231,530

IT Services - 1.1%                               844,600    First Data Corp.                                           36,545,842
                                                 805,100    Hewitt Associates, Inc. Class A (a)(e)                     20,666,917
                                                                                                                  ---------------
                                                                                                                       57,212,759

Industrial Conglomerates - 11.5%               3,181,400    3M Co.                                                    249,676,272
                                               9,781,000    General Electric Co.                                      349,377,320
                                                                                                                  ---------------
                                                                                                                      599,053,592

Internet Software & Services - 3.8%              211,700    Google, Inc. Class A (a)                                   85,736,383
                                               2,868,900    Yahoo!, Inc. (a)(e)                                       115,415,847
                                                                                                                  ---------------
                                                                                                                      201,152,230

Machinery - 3.5%                               1,191,500    Caterpillar, Inc.                                          68,844,870
                                                 570,200    ITT Industries, Inc.                                       62,014,952
                                               1,869,300    Pall Corp. (e)                                             51,891,768
                                                                                                                  ---------------
                                                                                                                      182,751,590

Media - 1.1%                                   2,225,100    Walt Disney Co. (e)                                        55,471,743

Oil, Gas & Consumable Fuels - 6.9%               819,500    ConocoPhillips                                             49,587,945
                                               4,330,400    Exxon Mobil Corp.                                         251,293,112
                                                 834,700    Sunoco, Inc.                                               64,438,840
                                                                                                                  ---------------
                                                                                                                      365,319,897

Pharmaceuticals - 0.2%                           674,400    MGI Pharma, Inc. (a)                                       13,312,656

Software - 5.0%                                9,554,900    Microsoft Corp.                                           264,766,279

Specialty Retail - 1.9%                        4,256,300    Staples, Inc.                                              98,320,530

Textiles, Apparel & Luxury Goods - 2.3%        1,870,200    Coach, Inc. (a)(e)                                         64,390,986
                                                 652,800    Nike, Inc. Class B                                         55,683,840
                                                                                                                  ---------------
                                                                                                                      120,074,826

Tobacco - 3.4%                                 2,427,100    Altria Group, Inc.                                        176,668,609

Trading Companies & Distributors - 0.3%          423,800    MSC Industrial Direct Co. Class A                          16,566,342

                                                            Total Common Stocks
                                                            (Cost - $4,214,153,025) - 97.5%                         5,119,397,778


                                              Beneficial
                                                Interest    Short-Term Securities
                                          $   50,775,665    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I (c)                                               50,775,665
                                             877,340,800    Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series (c)(d)                                             877,340,800

                                                            Total Short-Term Securities
                                                            (Cost - $928,116,465) - 17.7%                             928,116,465

                                                            Total Investments
                                                            (Cost - $5,142,269,490*) - 115.2%                       6,047,514,243
                                                            Liabilities in Excess of Other Assets - (15.2%)         (796,932,743)
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $ 5,250,581,500
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $    5,145,622,877
                                                 ==================
    Gross unrealized appreciation                $      971,921,181
    Gross unrealized depreciation                      (70,029,815)
                                                 ------------------
    Net unrealized appreciation                  $      901,891,366
                                                 ==================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                   Interest/
                                                    Net             Dividend
    Affiliate                                     Activity           Income

    Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                      $  (4,681,888)     $ 1,084,143
    Merrill Lynch Liquidity Series, LLC
      Money Market Series                      $  231,183,450     $   133,620
    Merrill Lynch Premier Institutional Fund         -            $        75

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Fund


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Fund


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Fund


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Fund


Date: January 25, 2006